Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Other Current Liabilities

8. Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Accrued expenses	90,590,982	82,870,781	12,793,044
Advance from customers	7,816,400	19,587,242	3,023,749
Interest payable for convertible notes	—	7,461,952	1,151,927
Other payables	36,015,699	32,661,326	5,042,042
Payable to individual investors of internet finance business	—	143,234,477	22,111,593
Payable for purchases of property and equipment	9,238,840	13,391,314	2,067,263
Other tax payable	25,473,227	41,698,015	6,437,064
Total	169,135,148	340,905,107	52,626,682

Accrued expenses mainly consist of payables for marketing expenses and professional service fees.

Payable to individual investors of internet finance business consists of interests and principals payable to individual investors who purchased internet financial products distributed by the Company.